SEC Registration Nos.

Nos. 811-03334 and 002-75106

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 76	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

Amendment No. 76	☒

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 15th day of May 2013.

CALVERT SOCIAL INVESTMENT FUND

BY:

                **

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 15th day of May 2013, by the following persons in the capacities indicated.

Signature	Title

** D. WAYNE SILBY	TRUSTEE

** JOHN G. GUFFEY, JR.	TRUSTEE

** BARBARA J. KRUMSIEK	PRESIDENT AND TRUSTEE

** RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

** REBECCA L. ADAMSON	TRUSTEE

** RICHARD L. BAIRD, JR.	TRUSTEE

** JOY V. JONES	TRUSTEE

** TERRENCE J. MOLLNER	TRUSTEE

** MILES D. HARPER, III	TRUSTEE

**By: /s/ Lancelot A. King

              Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, incorporated by reference to registrant’s Post-Effective Amendment No. 75, April 29, 2013, accession number 0000356682-13-000026.

Calvert Social Investment Fund

Post-Effective Amendment No. 76

Registration No. 002-75106

EXHIBIT INDEX

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase